AVAILABLE-FOR-SALE FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
AVAILABLE-FOR-SALE FINANCIAL ASSETS [abstract]
Schedule of Available-for-sale financial assets

	December 31,
	2016	2017
	RMB	RMB

Equity securities, listed and at quoted market price	262	178
Other investment, unlisted and at cost	11,175	1,544

	11,437	1,722
Less: Impairment losses for investments	(29)	(46)

	11,408	1,676